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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

03056119

PROCESSED
APR 24 2003
THOMSON FINANCIAL

FORM D

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

1228876

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.) **Offering of Units, Options, Shares and Warrants**

Filing Under (Check box(es) that apply): [x] Rule 504 [ ] Rule 505 [ ] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [**x**] New Filing [ ] Amendment

APR 2 ? 2003 WASH. D.C.

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Vigil Health Solutions Inc.

Address of Executive Offices **3335- V Oak Street, Victoria, BC V8X 1R2**
Telephone Number (Including Area Code) **250-383-6900**

Address of Principal Business Operations **As above**
Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business
The Company develops, markets and installs a monitoring and care planning system for long term care facilities.

Type of Business Organization

[**x**] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Month Year

Actual or Estimated Date of Incorporation or Organization: [**02**] [**1998**] [**x**] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [**C**][**N**]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;

- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Kirker, James**

Business or Residence Address (Number and Street, City, State, Zip Code) **3335-V Oak Street, Victoria, BC V8X 1R2**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Griffiths, Troy**

Business or Residence Address (Number and Street, City, State, Zip Code) **3335-V Oak Street, Victoria, BC V8X 1R2**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Chalmers, Nicola**

Business or Residence Address (Number and Street, City, State, Zip Code) **3335-V Oak Street, Victoria, BC V8X 1R2**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Glickman, Richard**

Business or Residence Address (Number and Street, City, State, Zip Code) **2377 Tryon Sidney, BC V8L 5H8**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Hunter, William**

Business or Residence Address (Number and Street, City, State, Zip Code) **4444 W. 15th Avenue Vancouver, BC V6R 3B2**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Jaako, Harry**

Business or Residence Address (Number and Street, City, State, Zip Code) **5th Floor, 1199 West Hastings St, Vancouver, BC V6E 3T5**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Kuiack, Harry**

Business or Residence Address (Number and Street, City, State, Zip Code) **3143 Glen Lake Road, Victoria, BC V9B4B6**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Kuiack, Stacy**

Business or Residence Address (Number and Street, City, State, Zip Code) **403-455 Sitkum Rd., Victoria, BC V9A 7N9**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Martin, Stephen**

Business or Residence Address (Number and Street, City, State, Zip Code) **201-3060 Cedar Hill Road, Victoria, BC V8T 3J5**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Peet, Gregory**

Business or Residence Address (Number and Street, City, State, Zip Code) **1940 - 135A Street, Surrey, BC V4A 6B7**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Scott, F. David. D.**

Business or Residence Address (Number and Street, City, State, Zip Code) **8-2838 Birch Street, Vancouver, BC V6H 2T6**

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [**X**] No [ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$1000**

3. Does the offering permit joint ownership of a single unit?.. Yes [ ] No [**X**]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **n/a – See Exhibit A**

Full Name (Last name first, if individual) **n/a**

Business or Residence Address (Number and Street, City, State, Zip Code) **n/a**

Name of Associated Broker or Dealer **n/a**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers **n/a**

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

See Exhibit A; the dollar amounts shown in Item C.1-3 only include amounts raised in the Offering under Regulation D.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify) **Units, Options, Warrants and Shares – See Exhibit A**.	$ 279,347.65	$ 279,347.65
Total	$ 279,347.65	$ 279,347.65

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	4	$ 34,999.30
Non-accredited Investors	9	$ 244,348.35
Total (for filings under Rule 504 only)	13	$ 279,347.65

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	nil	$ nil
Regulation A	nil	$ nil
Rule 504	nil	$ nil
Total	nil	$ nil

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[x]	$ 479.85
Printing and Engraving Costs	[ ]	$ 335.41
Legal Fees	[x]	$ 247,082.15
Accounting Fees	[x]	$ 23,566.19
Engineering Fees	[ ]	$ n/a
Sales Commissions (specify finders' fees separately)	[ ]	$ 104,918.43
Other Expenses (identify) ______	[ ]	$ 17,762.92
Total	[ ]	$ 394,144.95

See Exhibit A; the total amount shown in Item 4.a is subtracted from $1,346,479.61, the amount of the total offering of Units, including that portion effected outside of the U.S. pursuant to Regulation S, to arrive at the figure under Item 4.b, below.

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$952,334.65**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[x] $208,352.45	[x] $367,344.20
Purchase of real estate	[ ] $______	[ ] $______

Purchase, rental or leasing and installation of machinery and equipment	[ ] $____	[x] $ 24,438.18
Construction or leasing of plant buildings and facilities........	[ ] $____	[x] $ 13,906.89
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $____	[ ] $____
Repayment of indebtedness	[ ] $____	[ ] $83,853.22
Working capital	[ ] $____	[x] $254,439.71
Other (specify):____	[ ] $____	[ ] $____
____	[ ] $____	[ ] $____
Column Totals	[x] $208,352.45	[x] $ 743,982.20
Total Payments Listed (column totals added)	[x] $952,334.65	

All amounts herein are expressed in US Dollars. The Dollar US amounts have been calculated at an exchange rate of CDN $1.4907 = US$1.00.

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Vigil Health Solutions Inc.	Nicola Chalmers	**April 22, 2003**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Nicola Chalmers	**VP Corporate Legal & Secretary**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

Exhibit A

The offering, consisting of Units, Shares, Stock Options and Warrants, involved a Business Combination Transaction and additional fundraising to finance the transaction. The Issuer obtained financing in the US pursuant to Regulation D, and outside the US pursuant to Regulation S.

All offers and sales in the US were effected by the officers and directors of the issuer, and no commission or remuneration was received by the issuer's directors or officers, directly or indirectly, in connection with such sales.

Aggregate Offering Price of Units Sold: $ 1,346,479.61

Total Number of Units Sold: 5,734,849

Offering Price per Unit: $0.234789

Terms of the Units: Each Unit of the Company consists of one common share without par value in the capital of the Company (the "Common Shares") and one non-transferable share purchase warrant (the "Warrants"). Two Warrants will entitle the holder to purchase one additional Common Share of the Company at an exercise price of $0.42 per Common Share for a period of 12 months from the date of issuance of the Warrants.

Total Number of Units Sold in the US: 149,067

Total Purchase Price for Units: $34,999.30

Total Number of Shares Issued in the US: 936,517

Total Fair Market Value for Shares: $219,884.01

Total Number of Stock Options Issued in the US: 1,190,020

Total Fair Market Value of Options: $21,219.56

Total Number of Warrants Sold in the US: 241,850

Total Fair Market Value of Warrants: $3,244.78

Offering Price of Units, Shares, Options and Warrants Sold in the US: $279,347.65